Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 14,997	$ 21,365
Accounts receivable, net of provision for credit losses (Note 4)	2,493	3,503
Deferred voyage expenses	152	75
Inventories	3,143	1,981
Prepaid expenses and other assets	1,279	1,275
Current assets from discontinued operations (Note 3)	79	228
Total current assets	22,143	28,427
FIXED ASSETS:
Vessels, net (Note 6)	125,638	128,108
Property and equipment, net	1,081	1,135
Total fixed assets	126,719	129,243
NON-CURRENT ASSETS:
Right of use asset under operating leases (Note 8)	134	184
Deferred charges, net	640	0
Other non-current assets	152	0
Total non-current assets	926	184
Total assets	149,788	157,854
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred fin. costs (Note 7)	7,777	7,768
Accounts payable, trade and other	2,494	1,472
Due to related parties (Note 5)	23	68
Accrued liabilities	1,375	1,100
Lease liabilities, current (Note 8)	90	94
Current liabilities from discontinued operations (Note 3)	189	316
Total current liabilities	11,948	10,818
LONG-TERM LIABILITIES:
Long-term debt, net of unamortized deferred financing costs (Note 7)	46,007	49,898
Other liabilities, non-current	265	251
Long-term lease liabilities (Note 8)	44	90
Commitments and contingencies (Note 8)
Total long-term liabilities	46,316	50,239
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued and outstanding as at June 30, 2021 and December 31, 2020, respectively (Note 9)	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 5,082,726 issued and outstanding as at June 30, 2021 and December 31, 2020, respectively (Note 9)	51	51
Additional paid-in capital (Note 9)	457,398	457,171
Other comprehensive income	8	8
Accumulated deficit	(365,933)	(360,433)
Total stockholders' equity	91,524	96,797
Total liabilities and stockholders' equity	$ 149,788	$ 157,854